American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 28, 2026

Non-U.S. Intrinsic Value Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Belgium — 1.1%
Anheuser-Busch InBev SA	75,496	$6,138,972
Brazil — 4.7%
Banco do Brasil SA	867,100	4,571,874
Vale SA	387,800	6,690,146
XP, Inc., Class A	707,204	15,226,102
		26,488,122
Canada — 0.7%
Linamar Corp.	59,105	4,073,502
China — 0.5%
Alibaba Group Holding Ltd.	140,500	2,542,592
France — 17.0%
Alstom SA(1)	604,296	20,103,043
Arkema SA	151,160	11,008,268
BNP Paribas SA	152,813	17,158,095
Capgemini SE	48,450	6,122,956
Cie Generale des Etablissements Michelin SCA	224,717	9,087,827
Eiffage SA	18,267	3,150,006
Publicis Groupe SA	58,869	5,241,995
Sanofi SA	49,405	4,831,873
Societe Generale SA	115,483	10,007,825
Teleperformance SE	17,334	1,048,098
Verallia SA	306,079	7,002,014
		94,762,000
Germany — 9.0%
Bayerische Motoren Werke AG	96,168	10,078,736
Continental AG	133,209	11,479,147
Daimler Truck Holding AG	155,202	7,830,581
Deutsche Post AG	182,629	10,754,132
Mercedes-Benz Group AG	145,004	10,032,627
		50,175,223
Indonesia — 3.6%
Indosat Tbk. PT	29,259,100	4,027,135
Telkom Indonesia Persero Tbk. PT	76,821,800	16,211,463
		20,238,598
Italy — 1.0%
Eni SpA	251,078	5,863,860
Japan — 3.8%
SUMCO Corp.	691,700	8,049,125
Sumitomo Corp.	313,300	13,303,704
		21,352,829
Kazakhstan — 2.0%
NAC Kazatomprom JSC, GDR	134,123	11,014,242
Netherlands — 5.4%
Aegon Ltd.	926,558	7,051,425
Heineken NV	132,106	12,235,506
Randstad NV	326,353	10,760,509
		30,047,440
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA	28,061	1,403,892

Russia(2) — 0.0%
GMK Norilskiy Nickel PAO(1)	7,693,300	100
Singapore — 1.9%
United Overseas Bank Ltd.	368,600	10,754,809
South Korea — 7.4%
BGF retail Co. Ltd.	115,635	10,014,273
Hana Financial Group, Inc.	69,443	5,873,989
Kia Corp.	22,487	3,210,864
Samsung Electronics Co. Ltd.	86,230	12,906,153
Samsung SDS Co. Ltd.	44,360	6,011,615
Woori Financial Group, Inc.	140,134	3,506,796
		41,523,690
Spain — 5.6%
Banco Santander SA	1,063,806	13,416,790
Grifols SA, Class B Preference Shares	368,068	3,336,137
Repsol SA	631,345	14,287,697
		31,040,624
Switzerland — 3.8%
Adecco Group AG	428,198	12,038,168
Roche Holding AG	18,945	9,015,952
		21,054,120
United Kingdom — 29.1%
AstraZeneca PLC	56,731	11,825,577
Barclays PLC	2,369,534	14,382,397
Barratt Redrow PLC	1,775,833	8,694,218
British American Tobacco PLC	143,749	8,976,463
Bunzl PLC	96,377	2,843,684
GSK PLC	904,416	26,873,171
Hikma Pharmaceuticals PLC	356,599	6,324,300
Mondi PLC	834,019	9,970,254
NatWest Group PLC	668,907	5,553,545
Prudential PLC	884,185	13,542,617
Reckitt Benckiser Group PLC	125,565	11,062,139
Shell PLC	494,205	20,698,725
Taylor Wimpey PLC	8,079,809	12,264,861
Whitbread PLC	272,639	9,545,544
		162,557,495
United States — 0.8%
CNH Industrial NV	367,189	4,516,425
TOTAL COMMON STOCKS (Cost $433,478,203)		545,548,535
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,458	21,458
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 6/30/31, valued at $10,655,058), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $10,449,195)		10,446,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,467,458)		10,467,458
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $443,945,661)		556,015,993
OTHER ASSETS AND LIABILITIES — 0.4%		2,457,428
TOTAL NET ASSETS — 100.0%		$558,473,421

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.9%
Industrials	15.5%
Consumer Discretionary	14.5%
Health Care	11.1%
Energy	9.3%
Consumer Staples	8.7%
Materials	6.2%
Information Technology	5.9%
Communication Services	4.6%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
GDR	–	Global Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$15,226,102	$11,262,020	—
Panama	1,403,892	—	—
United Kingdom	11,825,577	150,731,918	—
United States	4,516,425	—	—
Other Countries	—	350,582,601	—
Short-Term Investments	21,458	10,446,000	—
	$32,993,454	$523,022,539	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.